Schedule of Estimated Fair Value of Assets Acquired and Liabilities (Details) - USD ($)	Sep. 30, 2025	Aug. 27, 2025	Mar. 31, 2025	Feb. 02, 2024	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Business Combination [Line Items]
Goodwill					$ 95,686,177	$ 4,504,177	$ 897,542
Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares					$ 42,280,000
Victorville Treasure Holdings LLC [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares		$ 39,000,000
Fair value of consideration transferred		46,125,000
Cash		301,000
Accounts receivable		73,000
Prepaids and other		165,000
Inventory		40,000
Land		750,000
Property and equipment - net		9,250,000
Total assets acquired		10,579,000
Accounts payable and accrued expenses		1,943,000
Notes payable		3,224,000
Mortgage note payable		9,492,000
Total liabilities assumed		14,659,000
Total identifiable net liabilities assumed		(4,080,000)
Intangible asset (franchise agreement)		50,205,000
Total identifiable intangible assets		3,220,000
Goodwill		46,985,000
Victorville Treasure Holdings LLC [Member] | Liquor Licenses [Member]
Business Combination [Line Items]
Intangible asset (franchise agreement)		20,000
Victorville Treasure Holdings LLC [Member] | Franchise Agreements [Member]
Business Combination [Line Items]
Intangible asset (franchise agreement)		3,200,000
Victorville Treasure Holdings LLC [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares		$ 39,000,000
Common stock issued as financing costs, shares		216,667
Victorville Treasure Holdings LLC [Member] | Series C Contingent Consideration [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares		$ 7,125,000
Common stock issued as financing costs, shares		41,667
Ranch Mirage Hilton LLC [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares	$ 42,280,000
Fair value of consideration transferred	47,080,000
Cash	968,000
Accounts receivable	11,000
Prepaids and other	7,000
Inventory	7,000
Land	2,800,000
Property and equipment - net	12,000,000
Total assets acquired	15,793,000
Notes payable	1,700,000
Mortgage note payable	9,992,000
Total liabilities assumed	14,330,000
Total identifiable net liabilities assumed	1,463,000
Intangible asset (franchise agreement)	45,617,000
Total identifiable intangible assets	1,420,000
Goodwill	44,197,000
Deferred revenue/customer deposits	12,000
Ranch Mirage Hilton LLC [Member] | Nonrelated Party [Member]
Business Combination [Line Items]
Accounts payable and accrued expenses	2,386,000
Ranch Mirage Hilton LLC [Member] | Related Party [Member]
Business Combination [Line Items]
Accounts payable and accrued expenses	240,000
Ranch Mirage Hilton LLC [Member] | Liquor Licenses [Member]
Business Combination [Line Items]
Intangible asset (franchise agreement)	20,000
Ranch Mirage Hilton LLC [Member] | Franchise Agreements [Member]
Business Combination [Line Items]
Intangible asset (franchise agreement)	1,400,000
Ranch Mirage Hilton LLC [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares	$ 42,280,000
Common stock issued as financing costs, shares	176,167
Ranch Mirage Hilton LLC [Member] | Series C Contingent Consideration [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares	$ 4,800,000
Common stock issued as financing costs, shares	20,000
SWC Group Inc [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares			$ 4,399,982
Fair value of consideration transferred			4,399,982
Cash			28,340
Accounts receivable			22,624
Prepaids and other			114,590
Inventory			252,203
Property and equipment - net			26,942
Total assets acquired			458,016
Accounts payable and accrued expenses			1,517,927
Notes payable			67,262
Total liabilities assumed			1,600,161
Total identifiable net liabilities assumed			(1,142,145)
Total identifiable intangible assets			1,828,100
Goodwill			3,714,027
Operating lease - right - of -use asset			13,317
Operating lease liability			14,972
Allocation required for identifiable intangible assets and goodwill			5,542,127
Trade names/trademarks			786,800
Customer relationships			$ 1,041,300
SWC Group Inc [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Common stock issued as financing costs, shares			83,333
Skytech Automated Solutions Inc [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares			$ 528,000
Fair value of consideration transferred			528,000
Accounts receivable			19,250
Property and equipment - net			32,550
Total assets acquired			51,800
Accounts payable and accrued expenses			3,650
Total liabilities assumed			313,950
Total identifiable net liabilities assumed			(262,150)
Goodwill			790,150
Accounts payable and accrued expenses - related parties			$ 310,300
Skytech Automated Solutions Inc [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Common stock issued as financing costs, shares			10,000
Future Hospitality Ventures Holdings Inc [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares
Fair value of consideration transferred				868,708
Cash				111,863
Total assets acquired				237,863
Accounts payable and accrued expenses				4,845
Total liabilities assumed				266,697
Total identifiable net liabilities assumed				(28,834)
Goodwill				897,542
Series C - convertible preferred stock - 13,333 shares				868,708
Other assets				126,000
Other current liabilities				261,852
Future Hospitality Ventures Holdings Inc [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Series A - preferred stock - 1,000 shares				$ 868,708
Common stock issued as financing costs, shares				13,333
Future Hospitality Ventures Holdings Inc [Member] | Series A Preferred Stock [Member]
Business Combination [Line Items]
Common stock issued as financing costs, shares				1,000